OTHER ACCRUED LIABILITIES - Conditional advances (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER ACCRUED LIABILITIES.
2023	€ 18
2024	93
2025	93
2026	93
2027	86
2028 and thereafter	81
Total	€ 463	€ 463